Income per share (Tables)	12 Months Ended
Mar. 31, 2018
Reconciliation Of Number Of Shares Outstanding [Abstract]
Summary of Reconciliation of Number of Shares Outstanding

The following table provides a reconciliation between the number of basic and diluted shares outstanding:

	2018	2017

Weighted average number of common shares	78,599,208	77,945,548
Dilutive effect of deferred share units	373,039	200,339
Dilutive effect of stock options	387,049	—
Weighted average number of diluted shares	79,359,296	78,145,887

Number of anti-dilutive stock options, warrants and deferred share units excluded from diluted earnings per share calculation	8,798,979	5,232,178